COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at September 30, 2020 and December 31, 2019, are payable as follows (in US$ thousands):

	As of September 30, 2020			As of December 31, 2019
	Future Minimum Lease Payments	Future Interest Payments	Total Payments	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2020	$11,306	$968	$12,274	$22,930	$1,070	$24,000
2021	14,694	1,006	15,700	10,743	1,257	12,000
2022	3,234	452	3,686	-	-	-
2023	1,808	174	1,982	-	-	-
2024	437	21	458	-	-	-
2025	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
Total	$31,479	$2,621	$34,100	$33,673	$2,327	$36,000

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at September 30, 2020 and December 31, 2019, respectively, are payable as follows (in US$ thousands):

	September 30, 2020	December 31, 2019
2020	$12,515	$23,201
2021	22,760	18,560
2022	2,756	2,780
2023	2,019	2,291
2024	2,003	2,292
2025	1,355	2,296
Thereafter	3,413	1,629
Total	$46,821	$53,049